DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)								1 Months Ended	3 Months Ended		12 Months Ended
		May 29, 2020	Feb. 10, 2019	Feb. 28, 2018	Feb. 12, 2018	Feb. 12, 2018	Sep. 25, 2017	Feb. 28, 2018	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 02, 2020	Dec. 31, 2017
Shares Issued, Price Per Share				$ 10.10				$ 10.10
Stock Issued During Period, Value, New Issues											$ 1,000
Assets Held-in-trust				$ 210,080,000	$ 202,000,000	$ 202,000,000		$ 210,080,000
Sale of Stock, Price Per Share				$ 10.10	$ 10.10	$ 10.10		$ 10.10
Payments to Acquire Investments				$ 8,080,000								$ 0	$ 210,080,000
Stock Issued, Transaction Costs									$ 11,974,088			11,974,088
Stock Issued, underwriting fees									4,160,000			4,160,000
Deferred underwriting fees, Noncurrent									$ 7,280,000			7,280,000	7,280,000
Business Combination, Aggregate Fair Market Value of Assets Held in The Trust Account, Percentage									80.00%
Other Ownership Interests, Offering Costs									$ 534,088			534,088
Cash									12,639	$ 419,667	$ 56,363,000	$ 208,536	535,946		$ 24,945
Common Stock, Par or Stated Value Per Share	[1]										$ 0.0001	$ 0.0001
Minimum Net Tangible Assets Required for Business Combinations									$ 5,000,001			$ 5,000,001
Maximum Redemption of Shares Sold in Initial Public Offering, Percentage									15.00%
Redemption of public shares, Company's obligation to Business combination, Percentage									100.00%
Dissolution Expenses Interest payable									$ 100,000			100,000
Investment Income, Interest									409	2,404	$ 199,000	6,634	8,302
Business Combination, Consideration Transferred									$ 1,500,000			$ 1,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 11.50				11.50	$ 1.00			$ 1.00
Business Acquisition, Percentage of Voting Interests Acquired									50.00%			50.00%
Investments held in Trust Account									$ 71,786,097			$ 215,385,757	$ 212,916,691
Cash withdrawn from Trust Account to pay franchise taxes									40,050	200,300
Cash withdrawn from Trust Account for redemption of common stock									$ 144,218,760	$ 0
Cash withdrawn from Trust Account for redemption of common stock (in dollars per share)									$ 10.38
Promissory note - related party									$ 600,000			$ 0
Conversion price per warrant												$ 1.00		$ 1.00
Sponsor [Member]
Stock Issued During Period, Shares, New Issues							5,750,000
Sale of Stock, Price Per Share												12.00
Aggregate amount of convertible promissory notes issued														$ 1,500,000
Promissory note - related party									$ 600,000
Conversion price per warrant									$ 1.00					$ 1.00
Investment In Trust Account [Member]
Shares Issued, Price Per Share												$ 10.10
Cash									$ 12,600			$ 209,000
Investment Income, Interest									2,002,000			$ 5,306,000
Cash withdrawn from Trust Account to pay franchise taxes									$ 40,000
Common Class A [Member]
Common Stock, Par or Stated Value Per Share									$ 0.0001			$ 0.0001	$ 0.0001
Common Stock, Redemption Price Per Share			$ 10.38						$ 10.10			10.10
Class of Warrant or Right, Exercise Price of Warrants or Rights				11.50				11.50
Stock Redeemed or Called During Period Shares			13,890,713						13,890,713
Common Class A [Member] | Sponsor [Member]
Sale of Stock, Price Per Share							$ 12.00
IPO [Member]
Capital Units, Authorized					20,000,000	20,000,000
Shares Issued, Price Per Share					$ 10.00	$ 10.00			$ 10.00			$ 10.00
Capital Units Authorized, value					$ 200,000,000	$ 200,000,000
Stock Issued During Period, Shares, New Issues									20,800,000			20,800,000
Common Stock, Redemption Price Per Share									$ 10.10
Over-Allotment Option [Member]
Shares Issued, Price Per Share				$ 10.00				10.00
Stock Issued During Period, Shares, New Issues				800,000					800,000			800,000
Private Placement [Member]
Shares Issued, Price Per Share		$ 10.00
Stock Issued During Period, Shares, New Issues		7,600,000
Stock Issued During Period, Value, New Issues				$ 8,240,000							$ 75,963,000
Private Placement [Member] | Warrant [Member]
Shares Issued, Price Per Share				$ 1.00	$ 1.00	$ 1.00		$ 1.00
Stock Issued During Period, Shares, New Issues				240,000	7,500,000	7,500,000		240,000
Stock Issued During Period, Value, New Issues				$ 240,000	$ 7,500,000	$ 7,500,000		$ 240,000
Private Placement [Member] | Warrant [Member] | Sponsor [Member]
Stock Issued During Period, Shares, New Issues				200,000	6,500,000	6,500,000		200,000
Private Placement [Member] | Mudrick Capital Acquisition Holdings LLC [Member] | Warrant [Member]
Stock Issued During Period, Shares, New Issues					6,500,000	6,500,000
Private Placement [Member] | Cantor Fitzgerald Co. [Member] | Warrant [Member]
Stock Issued During Period, Shares, New Issues					1,000,000	1,000,000

[1]	Retroactively restated for the reverse recapitalization as described in Note 2 - Summary of Significant Accounting Policies.